GOODWILL (Details) - Schedule of Goodwill - The Group [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
GOODWILL (Details) - Schedule of Goodwill [Line Items]
Beginning Balance		£ 474	[1]	£ 180
Acquisition of businesses				302
Impairment charged to the income statement (note 9)				(8)
Ending Balance		474		474	[1]
Cost	[2]	828		828
Accumulated impairment losses		£ (354)		£ (354)

[1]	See note 50.
[2]	For acquisitions made prior to 1 January 2004, the date of transition to IFRS, cost is included net of amounts amortised up to 31 December 2003.